Document and Entity Information	12 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Nami Corp.
Entity Central Index Key	0001567388
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2018
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false